Exhibit 99.14

Client Name:	XXXXXX
Client Project Name:	OBX 2023-J2
Start - End Dates:	6/2022 - 9/2023

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Total				3

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